Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a) (b)
............... 757,062 $ 222,757,923
Boeing Co. (The)
(a) (b)
.................. 6,158,533 1,120,914,591
General Dynamics Corp. ............... 2,426,417 704,000,628
General Electric Co. .................. 11,682,173 1,857,115,042
Howmet Aerospace, Inc. ............... 4,138,574 321,277,500
Huntington Ingalls Industries, Inc. ......... 422,405 104,051,024
L3Harris Technologies, Inc. ............. 2,024,389 454,637,282
Lockheed Martin Corp. ................ 2,279,053 1,064,545,656
Northrop Grumman Corp. .............. 1,484,701 647,255,401
RTX Corp. ........................ 14,189,179 1,424,451,680
Textron, Inc.
(a)
...................... 2,035,161 174,738,923
TransDigm Group, Inc. ................ 597,163 762,941,420
8,858,687,070
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 1,249,756 110,128,499
Expeditors International of Washington, Inc. .. 1,507,508 188,121,923
FedEx Corp. ....................... 2,416,252 724,489,000
United Parcel Service, Inc. , Class B ....... 7,784,532 1,065,313,204
2,088,052,626
Automobile Components — 0.1%
Aptiv plc
(b)
......................... 2,903,610 204,472,216
BorgWarner, Inc. .................... 2,431,682 78,397,428
282,869,644
Automobiles — 1.4%
Ford Motor Co. ..................... 41,852,276 524,827,541
General Motors Co. .................. 12,176,927 565,740,028
Tesla, Inc.
(a) (b)
...................... 29,612,018 5,859,626,122
6,950,193,691
Banks — 3.2%
Bank of America Corp. ................ 72,613,039 2,887,820,561
Citigroup, Inc. ...................... 20,357,217 1,291,868,991
Citizens Financial Group, Inc. ........... 4,856,258 174,970,976
Fifth Third Bancorp .................. 7,300,487 266,394,771
Huntington Bancshares, Inc. ............ 15,467,838 203,866,105
JPMorgan Chase & Co. ............... 30,648,015 6,198,867,514
KeyCorp .......................... 10,062,698 142,990,938
M&T Bank Corp. .................... 1,780,706 269,527,660
PNC Financial Services Group, Inc. (The) ... 4,246,606 660,262,301
Regions Financial Corp. ............... 9,774,202 195,875,008
Truist Financial Corp. ................. 14,280,837 554,810,517
US Bancorp ....................... 16,654,141 661,169,398
Wells Fargo & Co. ................... 37,207,900 2,209,777,181
15,718,201,921
Beverages — 1.3%
Brown-Forman Corp. , Class B, NVS ....... 1,910,630 82,520,110
Coca-Cola Co. (The) ................. 41,379,104 2,633,779,970
Constellation Brands, Inc. , Class A ........ 1,718,297 442,083,452
Keurig Dr Pepper, Inc. ................ 11,139,888 372,072,259
Molson Coors Beverage Co. , Class B ...... 1,940,600 98,640,698
Monster Beverage Corp.
(a) (b)
............. 7,567,049 377,974,097
PepsiCo, Inc. ...................... 14,672,441 2,419,925,694
6,426,996,280
Biotechnology — 1.9%
AbbVie, Inc. ....................... 18,846,326 3,232,521,836
Amgen, Inc. ....................... 5,725,086 1,788,803,121
Biogen, Inc.
(b)
...................... 1,553,951 360,236,921
Gilead Sciences, Inc. ................. 13,296,351 912,262,642
Incyte Corp.
(a) (b)
..................... 1,698,336 102,953,128
Moderna, Inc.
(a) (b)
.................... 3,558,355 422,554,656
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(b)
........ 1,131,984 $ 1,189,749,144
Vertex Pharmaceuticals, Inc.
(b)
........... 2,754,156 1,290,928,000
9,300,009,448
Broadline Retail — 3.9%
Amazon.com, Inc.
(b)
.................. 97,737,392 18,887,751,004
eBay, Inc. ......................... 5,400,287 290,103,418
Etsy, Inc.
(a) (b)
....................... 1,248,043 73,609,576
19,251,463,998
Building Products — 0.5%
A O Smith Corp. .................... 1,289,093 105,422,025
Allegion plc ........................ 937,020 110,708,913
Builders FirstSource, Inc.
(a) (b)
............ 1,302,721 180,309,613
Carrier Global Corp. .................. 8,943,022 564,125,828
Johnson Controls International plc ........ 7,189,853 477,909,529
Masco Corp. ....................... 2,350,552 156,711,302
Trane Technologies plc ................ 2,415,803 794,630,081
2,389,817,291
Capital Markets — 2.8%
Ameriprise Financial, Inc. .............. 1,060,032 452,835,070
Bank of New York Mellon Corp. (The) ...... 7,981,095 477,987,779
BlackRock, Inc.
(c)
.................... 1,490,763 1,173,707,525
Blackstone, Inc. , Class A ............... 7,627,042 944,227,800
CBOE Global Markets, Inc. ............. 1,122,333 190,863,950
Charles Schwab Corp. (The) ............ 15,933,138 1,174,112,939
CME Group, Inc. , Class A .............. 3,842,731 755,480,915
FactSet Research Systems, Inc. .......... 406,679 166,034,835
Franklin Resources, Inc. ............... 3,204,965 71,630,968
Goldman Sachs Group, Inc. (The) ........ 3,441,518 1,556,667,422
Intercontinental Exchange, Inc. .......... 6,121,553 837,979,390
Invesco Ltd. ....................... 4,791,212 71,676,531
KKR & Co., Inc. ..................... 7,103,116 747,531,928
MarketAxess Holdings, Inc. ............. 405,130 81,240,719
Moody's Corp. ...................... 1,675,896 705,434,903
Morgan Stanley ..................... 13,355,413 1,298,012,589
MSCI, Inc. ........................ 845,497 407,318,180
Nasdaq, Inc. ....................... 4,060,953 244,713,028
Northern Trust Corp. .................. 2,188,362 183,778,641
Raymond James Financial, Inc. .......... 1,990,953 246,101,700
S&P Global, Inc. .................... 3,416,197 1,523,623,862
State Street Corp. ................... 3,221,688 238,404,912
T. Rowe Price Group, Inc. .............. 2,383,199 274,806,677
13,824,172,263
Chemicals — 1.4%
Air Products & Chemicals, Inc. ........... 2,372,520 612,228,786
Albemarle Corp.
(a)
................... 1,254,322 119,812,837
Celanese Corp. ..................... 1,072,438 144,661,162
CF Industries Holdings, Inc. ............. 1,950,788 144,592,407
Corteva, Inc. ....................... 7,438,546 401,235,171
Dow, Inc. ......................... 7,504,915 398,135,741
DuPont de Nemours, Inc. .............. 4,462,265 359,167,710
Eastman Chemical Co. ................ 1,255,612 123,012,308
Ecolab, Inc. ....................... 2,712,462 645,565,956
FMC Corp. ........................ 1,330,487 76,569,527
International Flavors & Fragrances, Inc. ..... 2,723,592 259,313,194
Linde plc ......................... 5,130,450 2,251,292,765
LyondellBasell Industries NV , Class A ...... 2,745,406 262,625,538
Mosaic Co. (The) .................... 3,430,036 99,128,040
PPG Industries, Inc. .................. 2,515,280 316,648,599
Sherwin-Williams Co. (The) ............. 2,489,563 742,960,286
6,956,950,027

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 920,383 $ 644,507,400
Copart, Inc.
(a) (b)
..................... 9,337,790 505,734,707
Republic Services, Inc. ................ 2,184,762 424,586,647
Rollins, Inc. ........................ 2,995,091 146,130,490
Veralto Corp. ....................... 2,344,737 223,852,041
Waste Management, Inc. ............... 3,895,289 831,020,955
2,775,832,240
Communications Equipment — 0.8%
Arista Networks, Inc.
(b)
................ 2,708,939 949,428,940
Cisco Systems, Inc. .................. 43,215,182 2,053,153,297
F5, Inc.
(a) (b)
........................ 627,391 108,055,552
Juniper Networks, Inc. ................ 3,468,380 126,457,135
Motorola Solutions, Inc. ............... 1,779,998 687,168,228
3,924,263,152
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
................ 1,562,313 396,968,110
Construction Materials — 0.2%
Martin Marietta Materials, Inc. ........... 657,910 356,455,638
Vulcan Materials Co. ................. 1,411,516 351,015,799
707,471,437
Consumer Finance — 0.5%
American Express Co. ................ 6,064,638 1,404,266,929
Capital One Financial Corp. ............. 4,077,934 564,589,962
Discover Financial Services ............. 2,674,506 349,852,130
Synchrony Financial .................. 4,285,503 202,232,887
2,520,941,908
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. ............... 4,733,328 4,023,281,467
Dollar General Corp. ................. 2,344,495 310,012,574
Dollar Tree, Inc.
(a) (b)
.................. 2,211,628 236,135,521
Kroger Co. (The) .................... 7,144,006 356,700,220
Sysco Corp. ....................... 5,314,675 379,414,648
Target Corp. ....................... 4,937,407 730,933,732
Walgreens Boots Alliance, Inc. ........... 7,636,361 92,361,786
Walmart, Inc. ....................... 45,589,794 3,086,884,952
9,215,724,900
Containers & Packaging — 0.2%
Amcor plc ......................... 15,419,717 150,804,832
Avery Dennison Corp. ................. 859,243 187,873,482
Ball Corp. ......................... 3,312,573 198,820,631
International Paper Co. ................ 3,706,968 159,955,669
Packaging Corp. of America ............ 951,385 173,684,846
WestRock Co. ...................... 2,755,160 138,474,342
1,009,613,802
Distributors — 0.1%
Genuine Parts Co. ................... 1,486,692 205,639,237
LKQ Corp. ........................ 2,854,605 118,723,022
Pool Corp. ........................ 409,100 125,728,703
450,090,962
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 76,523,907 1,462,371,863
Verizon Communications, Inc. ........... 44,923,471 1,852,643,944
3,315,015,807
Electric Utilities — 1.5%
Alliant Energy Corp. .................. 2,736,289 139,277,110
American Electric Power Co., Inc. ......... 5,625,786 493,606,464
Constellation Energy Corp. ............. 3,364,428 673,793,996
Duke Energy Corp. .................. 8,236,691 825,563,539
Edison International .................. 4,106,299 294,873,331
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ...................... 2,278,970 $ 243,849,790
Evergy, Inc. ........................ 2,451,139 129,836,833
Eversource Energy .................. 3,759,521 213,202,436
Exelon Corp. ....................... 10,672,791 369,385,296
FirstEnergy Corp. ................... 5,527,957 211,554,914
NextEra Energy, Inc. ................. 21,927,153 1,552,661,704
NRG Energy, Inc. .................... 2,224,958 173,235,230
PG&E Corp. ....................... 22,807,600 398,220,696
Pinnacle West Capital Corp. ............ 1,212,035 92,575,233
PPL Corp. ........................ 7,873,568 217,704,155
Southern Co. (The) .................. 11,669,689 905,217,776
Xcel Energy, Inc. .................... 5,930,140 316,728,777
7,251,287,280
Electrical Equipment — 0.7%
AMETEK, Inc. ...................... 2,470,417 411,843,218
Eaton Corp. plc ..................... 4,266,897 1,337,885,554
Emerson Electric Co. ................. 6,105,684 672,602,149
GE Vernova, Inc.
(b)
................... 2,925,176 501,696,936
Generac Holdings, Inc.
(a) (b)
.............. 646,893 85,532,193
Hubbell, Inc. ....................... 572,975 209,410,903
Rockwell Automation, Inc. .............. 1,216,729 334,941,159
3,553,912,112
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 12,819,973 863,681,581
CDW Corp. ........................ 1,434,372 321,069,828
Corning, Inc. ....................... 8,228,108 319,661,996
Jabil, Inc.
(a)
........................ 1,287,117 140,025,458
Keysight Technologies, Inc.
(a) (b)
........... 1,863,555 254,841,146
TE Connectivity Ltd. .................. 3,268,191 491,633,972
Teledyne Technologies, Inc.
(a) (b)
.......... 506,076 196,347,367
Trimble, Inc.
(b)
...................... 2,606,264 145,742,283
Zebra Technologies Corp. , Class A
(a) (b)
...... 548,401 169,417,521
2,902,421,152
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 10,651,193 374,602,458
Halliburton Co. ..................... 9,448,441 319,168,337
Schlumberger NV ................... 15,254,741 719,718,680
1,413,489,475
Entertainment — 1.2%
Electronic Arts, Inc. .................. 2,595,810 361,674,207
Live Nation Entertainment, Inc.
(a) (b)
........ 1,520,251 142,508,329
Netflix, Inc.
(a) (b)
...................... 4,598,736 3,103,594,952
Take-Two Interactive Software, Inc.
(a) (b)
..... 1,694,648 263,500,817
Walt Disney Co. (The) ................ 19,456,525 1,931,838,367
Warner Bros Discovery, Inc.
(a) (b)
.......... 23,797,486 177,053,296
5,980,169,968
Financial Services — 3.8%
Berkshire Hathaway, Inc. , Class B
(b)
....... 19,321,110 7,859,827,548
Corpay, Inc.
(a) (b)
..................... 749,980 199,802,172
Fidelity National Information Services, Inc. ... 5,936,609 447,382,854
Fiserv, Inc.
(a) (b)
...................... 6,244,494 930,679,386
Global Payments, Inc. ................ 2,724,184 263,428,593
Jack Henry & Associates, Inc. ........... 777,030 129,002,521
Mastercard, Inc. , Class A ............... 8,762,213 3,865,537,887
PayPal Holdings, Inc.
(a) (b)
............... 11,163,886 647,840,304
Visa, Inc. , Class A
(a)
.................. 16,800,244 4,409,560,043
18,753,061,308
Food Products — 0.7%
Archer-Daniels-Midland Co. ............. 5,276,870 318,986,792
Bunge Global SA .................... 1,511,134 161,343,777
Campbell Soup Co. .................. 2,100,527 94,922,815

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. ................. 5,099,159 $ 144,918,099
General Mills, Inc. ................... 6,025,180 381,152,887
Hershey Co. (The) ................... 1,575,465 289,617,731
Hormel Foods Corp. .................. 3,095,013 94,366,946
J M Smucker Co. (The) ................ 1,132,249 123,460,431
Kellanova ......................... 2,813,827 162,301,541
Kraft Heinz Co. (The) ................. 8,423,822 271,415,545
Lamb Weston Holdings, Inc. ............ 1,540,355 129,513,048
McCormick & Co., Inc. (Non-Voting) , NVS ... 2,686,791 190,600,954
Mondelez International, Inc. , Class A ....... 14,315,671 936,817,510
Tyson Foods, Inc. , Class A ............. 3,054,388 174,527,730
3,473,945,806
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,609,518 187,750,275
Ground Transportation — 1.0%
CSX Corp. ........................ 20,863,980 697,900,131
JB Hunt Transport Services, Inc. ......... 870,463 139,274,080
Norfolk Southern Corp. ................ 2,411,002 517,618,019
Old Dominion Freight Line, Inc. .......... 1,900,705 335,664,503
Uber Technologies, Inc.
(a) (b)
............. 22,300,413 1,620,794,017
Union Pacific Corp. .................. 6,511,540 1,473,301,041
4,784,551,791
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories .................. 18,566,276 1,929,221,739
Align Technology, Inc.
(b)
................ 747,266 180,412,430
Baxter International, Inc. ............... 5,438,472 181,916,888
Becton Dickinson & Co. ............... 3,084,431 720,862,369
Boston Scientific Corp.
(a) (b)
.............. 15,690,577 1,208,331,335
Cooper Cos., Inc. (The)
(a)
.............. 2,120,033 185,078,881
Dexcom, Inc.
(a) (b)
.................... 4,244,358 481,225,310
Edwards Lifesciences Corp.
(a) (b)
.......... 6,431,342 594,063,061
GE HealthCare Technologies, Inc.
(a)
....... 4,530,691 353,031,443
Hologic, Inc.
(a) (b)
..................... 2,490,746 184,937,891
IDEXX Laboratories, Inc.
(a) (b)
............ 881,388 429,412,234
Insulet Corp.
(a) (b)
..................... 747,560 150,857,608
Intuitive Surgical, Inc.
(a) (b)
............... 3,785,601 1,684,024,605
Medtronic plc ...................... 14,171,217 1,115,416,490
ResMed, Inc. ...................... 1,568,628 300,266,772
Solventum Corp.
(a) (b)
.................. 1,473,845 77,936,924
STERIS plc ........................ 1,054,425 231,488,464
Stryker Corp. ...................... 3,618,518 1,231,200,749
Teleflex, Inc. ....................... 502,765 105,746,562
Zimmer Biomet Holdings, Inc. ........... 2,195,568 238,284,995
11,583,716,750
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. .................. 2,599,489 255,581,758
Cencora, Inc. ...................... 1,765,800 397,834,740
Centene Corp.
(a) (b)
................... 5,702,125 378,050,888
Cigna Group (The) ................... 3,031,783 1,002,216,506
CVS Health Corp. ................... 13,398,011 791,286,530
DaVita, Inc.
(a) (b)
..................... 552,265 76,527,361
Elevance Health, Inc. ................. 2,480,438 1,344,050,135
HCA Healthcare, Inc. ................. 2,068,455 664,553,222
Henry Schein, Inc.
(a) (b)
................. 1,366,595 87,598,740
Humana, Inc. ...................... 1,286,102 480,552,012
Labcorp Holdings, Inc. ................ 899,603 183,078,207
McKesson Corp. .................... 1,387,221 810,192,553
Molina Healthcare, Inc.
(b)
............... 625,433 185,941,231
Quest Diagnostics, Inc. ................ 1,184,171 162,089,326
UnitedHealth Group, Inc. ............... 9,822,897 5,002,408,526
Universal Health Services, Inc. , Class B
(a)
... 636,999 117,800,225
11,939,761,960
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 1,680,320 $ 196,547,031
Healthpeak Properties, Inc. ............. 7,511,175 147,219,030
Ventas, Inc. ....................... 4,319,989 221,442,636
Welltower, Inc. ...................... 6,381,316 665,252,193
1,230,460,890
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 7,526,255 135,322,065
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(b)
................. 4,711,973 714,476,466
Booking Holdings, Inc. ................ 362,065 1,434,320,498
Caesars Entertainment, Inc.
(a) (b)
.......... 2,309,745 91,789,266
Carnival Corp.
(a) (b)
.................... 10,780,191 201,805,176
Chipotle Mexican Grill, Inc.
(a) (b)
........... 14,656,087 918,203,851
Darden Restaurants, Inc. .............. 1,273,901 192,766,699
Domino's Pizza, Inc. .................. 372,389 192,275,612
Expedia Group, Inc.
(b)
................. 1,354,925 170,707,001
Hilton Worldwide Holdings, Inc.
(a)
......... 2,668,661 582,301,830
Las Vegas Sands Corp. ............... 3,896,126 172,403,576
Marriott International, Inc. , Class A ........ 2,560,621 619,081,339
McDonald's Corp. ................... 7,691,531 1,960,109,760
MGM Resorts International
(b)
............ 2,678,153 119,017,119
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 4,578,904 86,037,606
Royal Caribbean Cruises Ltd.
(a) (b)
......... 2,526,861 402,857,449
Starbucks Corp. ..................... 12,088,779 941,111,445
Wynn Resorts Ltd. ................... 1,007,765 90,194,968
Yum! Brands, Inc. ................... 3,005,798 398,148,003
9,287,607,664
Household Durables — 0.3%
DR Horton, Inc. ..................... 3,163,073 445,771,878
Garmin Ltd. ........................ 1,639,893 267,171,368
Lennar Corp. , Class A ................. 2,613,380 391,667,261
Mohawk Industries, Inc.
(b)
.............. 565,790 64,268,086
NVR, Inc.
(a) (b)
....................... 33,450 253,837,332
PulteGroup, Inc. .................... 2,244,854 247,158,425
1,669,874,350
Household Products — 1.2%
Church & Dwight Co., Inc. .............. 2,609,765 270,580,435
Clorox Co. (The) .................... 1,324,205 180,714,256
Colgate-Palmolive Co. ................ 8,756,151 849,696,893
Kimberly-Clark Corp. ................. 3,593,547 496,628,195
Procter & Gamble Co. (The) ............ 25,188,556 4,154,096,656
5,951,716,435
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 7,584,639 133,262,107
Vistra Corp. ....................... 3,485,722 299,702,378
432,964,485
Industrial Conglomerates — 0.4%
3M Co. ........................... 5,905,717 603,505,220
Honeywell International, Inc. ............ 6,949,722 1,484,043,636
2,087,548,856
Industrial REITs — 0.2%
Prologis, Inc. ....................... 9,881,116 1,109,748,138
Insurance — 2.0%
Aflac, Inc. ......................... 5,518,629 492,868,756
Allstate Corp. (The) .................. 2,816,635 449,703,944
American International Group, Inc. ........ 7,083,035 525,844,518
Aon plc , Class A .................... 2,320,475 681,245,051
Arch Capital Group Ltd.
(a) (b)
............. 3,991,288 402,681,046
Arthur J Gallagher & Co. ............... 2,331,946 604,696,917
Assurant, Inc. ...................... 554,142 92,126,108

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. .................. 2,526,814 $ 225,922,440
Chubb Ltd. ........................ 4,333,764 1,105,456,521
Cincinnati Financial Corp. .............. 1,674,473 197,755,261
Everest Group Ltd. ................... 463,203 176,489,607
Globe Life, Inc. ..................... 896,133 73,733,823
Hartford Financial Services Group, Inc. (The) . 3,156,458 317,350,287
Loews Corp.
(a)
...................... 1,943,377 145,247,997
Marsh & McLennan Cos., Inc. ........... 5,258,581 1,108,088,188
MetLife, Inc. ....................... 6,375,091 447,467,637
Principal Financial Group, Inc. ........... 2,301,300 180,536,985
Progressive Corp. (The) ............... 6,250,965 1,298,387,940
Prudential Financial, Inc. ............... 3,831,505 449,014,071
Travelers Cos., Inc. (The) .............. 2,443,891 496,940,796
Willis Towers Watson plc ............... 1,091,146 286,033,013
WR Berkley Corp. ................... 2,155,532 169,381,705
9,926,972,611
Interactive Media & Services — 6.7%
Alphabet, Inc. , Class A ................ 62,690,417 11,419,059,456
Alphabet, Inc. , Class C, NVS ............ 52,154,459 9,566,170,870
Match Group, Inc.
(a) (b)
................. 2,835,336 86,137,508
Meta Platforms, Inc. , Class A ............ 23,388,282 11,792,839,550
32,864,207,384
IT Services — 1.0%
Accenture plc , Class A ................ 6,710,111 2,035,914,778
Akamai Technologies, Inc.
(b)
............. 1,625,671 146,440,444
Cognizant Technology Solutions Corp. , Class A 5,312,586 361,255,848
EPAM Systems, Inc.
(a) (b)
............... 618,645 116,373,311
Gartner, Inc.
(a) (b)
..................... 828,476 372,035,433
GoDaddy, Inc. , Class A
(b)
............... 1,504,221 210,154,716
International Business Machines Corp. ..... 9,803,889 1,695,582,602
VeriSign, Inc.
(b)
..................... 924,871 164,442,064
5,102,199,196
Leisure Products — 0.0%
Hasbro, Inc. ....................... 1,396,663 81,704,785
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.
(a)
............. 3,127,574 405,427,418
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 217,675 59,449,219
Bio-Techne Corp. .................... 1,681,871 120,506,057
Charles River Laboratories International, Inc.
(a) (b)
549,823 113,582,436
Danaher Corp. ..................... 7,035,412 1,757,797,688
IQVIA Holdings, Inc.
(a) (b)
................ 1,944,464 411,137,468
Mettler-Toledo International, Inc.
(a) (b)
....... 227,983 318,626,761
Revvity, Inc.
(a)
...................... 1,316,069 138,002,995
Thermo Fisher Scientific, Inc. ............ 4,073,854 2,252,841,262
Waters Corp.
(a) (b)
.................... 633,044 183,658,725
West Pharmaceutical Services, Inc. ....... 777,360 256,054,611
6,017,084,640
Machinery — 1.6%
Caterpillar, Inc. ..................... 5,219,434 1,738,593,465
Cummins, Inc. ...................... 1,459,723 404,241,090
Deere & Co. ....................... 2,762,823 1,032,273,558
Dover Corp. ....................... 1,466,765 264,677,744
Fortive Corp.
(a)
...................... 3,756,961 278,390,810
IDEX Corp. ........................ 807,850 162,539,420
Illinois Tool Works, Inc. ................ 2,898,134 686,741,833
Ingersoll Rand, Inc.
(a)
................. 4,305,632 391,123,611
Nordson Corp. ...................... 579,808 134,480,668
Otis Worldwide Corp. ................. 4,315,221 415,383,173
PACCAR, Inc. ...................... 5,593,974 575,843,684
Parker-Hannifin Corp. ................. 1,371,775 693,857,513
Pentair plc ........................ 1,771,943 135,854,870
Snap-on, Inc. ...................... 562,669 147,076,050
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ............ 1,642,353 $ 131,207,581
Westinghouse Air Brake Technologies Corp. .. 1,882,482 297,526,280
Xylem, Inc. ........................ 2,587,478 350,939,641
7,840,750,991
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (b)
... 1,045,225 312,480,466
Comcast Corp. , Class A ............... 41,774,223 1,635,878,573
Fox Corp. , Class A, NVS ............... 2,467,034 84,791,958
Fox Corp. , Class B ................... 1,405,593 45,007,088
Interpublic Group of Cos., Inc. (The) ....... 4,028,142 117,178,651
News Corp. , Class A, NVS ............. 4,057,247 111,858,300
News Corp. , Class B ................. 1,223,739 34,741,950
Omnicom Group, Inc. ................. 2,090,125 187,484,213
Paramount Global , Class B, NVS ......... 5,276,078 54,818,450
2,584,239,649
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 15,331,027 745,087,912
Newmont Corp. ..................... 12,306,897 515,289,778
Nucor Corp. ....................... 2,558,925 404,514,864
Steel Dynamics, Inc. .................. 1,576,406 204,144,577
1,869,037,131
Multi-Utilities — 0.6%
Ameren Corp. ...................... 2,846,099 202,386,100
CenterPoint Energy, Inc. ............... 6,827,534 211,517,003
CMS Energy Corp. ................... 3,187,243 189,736,576
Consolidated Edison, Inc. .............. 3,690,972 330,046,716
Dominion Energy, Inc. ................. 8,945,875 438,347,875
DTE Energy Co. .................... 2,208,519 245,167,694
NiSource, Inc. ...................... 4,784,591 137,844,067
Public Service Enterprise Group, Inc. ...... 5,315,741 391,770,112
Sempra .......................... 6,754,144 513,720,193
WEC Energy Group, Inc. ............... 3,370,644 264,460,728
2,924,997,064
Office REITs — 0.0%
Boston Properties, Inc. ................ 1,539,874 94,794,643
Oil, Gas & Consumable Fuels — 3.4%
APA Corp. ........................ 3,853,445 113,445,421
Chevron Corp. ...................... 18,292,300 2,861,281,566
ConocoPhillips ..................... 12,481,905 1,427,680,294
Coterra Energy, Inc. .................. 7,942,878 211,836,556
Devon Energy Corp. .................. 6,745,030 319,714,422
Diamondback Energy, Inc. .............. 1,903,362 381,034,039
EOG Resources, Inc. ................. 6,133,627 772,039,630
EQT Corp. ........................ 4,712,946 174,284,743
Exxon Mobil Corp. ................... 47,876,165 5,511,504,115
Hess Corp. ........................ 2,949,617 435,127,500
Kinder Morgan, Inc. .................. 20,630,291 409,923,882
Marathon Oil Corp. ................... 6,019,758 172,586,462
Marathon Petroleum Corp. ............. 3,760,314 652,339,273
Occidental Petroleum Corp. ............. 7,097,051 447,327,125
ONEOK, Inc. ....................... 6,228,942 507,970,220
Phillips 66 ......................... 4,524,596 638,737,217
Targa Resources Corp. ................ 2,366,294 304,731,341
Valero Energy Corp. .................. 3,489,948 547,084,248
Williams Cos., Inc. (The) ............... 13,007,158 552,804,215
16,441,452,269
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a) (b)
......... 7,002,995 79,343,933
Delta Air Lines, Inc. .................. 6,887,116 326,724,783
Southwest Airlines Co. ................ 6,387,024 182,732,757

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
.......... 3,509,221 $ 170,758,694
759,560,167
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 2,485,479 264,454,966
Kenvue, Inc. ....................... 20,427,991 371,380,876
635,835,842
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. ............... 21,634,258 898,470,735
Catalent, Inc.
(a) (b)
.................... 1,930,214 108,535,933
Eli Lilly & Co. ...................... 8,520,305 7,714,113,741
Johnson & Johnson .................. 25,685,351 3,754,170,902
Merck & Co., Inc. .................... 27,033,577 3,346,756,833
Pfizer, Inc. ........................ 60,476,930 1,692,144,501
Viatris, Inc. ........................ 12,707,615 135,081,947
Zoetis, Inc. , Class A .................. 4,869,907 844,247,078
18,493,521,670
Professional Services — 0.6%
Automatic Data Processing, Inc. .......... 4,368,250 1,042,657,592
Broadridge Financial Solutions, Inc. ....... 1,261,225 248,461,325
Dayforce, Inc.
(a) (b)
.................... 1,685,200 83,585,920
Equifax, Inc. ....................... 1,319,319 319,882,085
Jacobs Solutions, Inc. ................. 1,336,424 186,711,797
Leidos Holdings, Inc. ................. 1,442,977 210,501,485
Paychex, Inc. ...................... 3,419,191 405,379,285
Paycom Software, Inc. ................ 513,473 73,447,178
Verisk Analytics, Inc. .................. 1,522,721 410,449,445
2,981,076,112
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A ............. 3,218,799 286,827,179
CoStar Group, Inc. ................... 4,356,700 323,005,738
609,832,917
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 1,515,341 313,508,900
Camden Property Trust ................ 1,137,513 124,114,043
Equity Residential ................... 3,681,877 255,301,351
Essex Property Trust, Inc. .............. 684,749 186,388,678
Invitation Homes, Inc. ................. 6,145,138 220,549,003
Mid-America Apartment Communities, Inc. ... 1,246,912 177,822,120
UDR, Inc. ......................... 3,233,341 133,051,982
1,410,736,077
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 796,714 80,444,212
Kimco Realty Corp. .................. 7,122,561 138,605,037
Realty Income Corp. .................. 9,293,340 490,874,219
Regency Centers Corp. ............... 1,754,231 109,113,168
Simon Property Group, Inc. ............. 3,477,132 527,828,638
1,346,865,274
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.
(b)
.......... 17,250,205 2,798,155,753
Analog Devices, Inc. .................. 5,292,580 1,208,084,311
Applied Materials, Inc. ................ 8,867,705 2,092,689,703
Broadcom, Inc. ..................... 4,649,088 7,464,250,257
Enphase Energy, Inc.
(a) (b)
............... 1,452,143 144,793,179
First Solar, Inc.
(a) (b)
................... 1,142,451 257,577,002
Intel Corp. ........................ 45,432,961 1,407,058,802
KLA Corp. ......................... 1,436,930 1,184,763,154
Lam Research Corp. ................. 1,395,373 1,485,862,939
Microchip Technology, Inc. .............. 5,767,386 527,715,819
Micron Technology, Inc. ................ 11,818,435 1,554,478,756
Monolithic Power Systems, Inc. .......... 519,460 426,829,893
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ...................... 262,526,784 $ 32,432,558,895
NXP Semiconductors NV .............. 2,728,772 734,285,257
ON Semiconductor Corp.
(a) (b)
............ 4,591,665 314,758,636
Qorvo, Inc.
(b)
....................... 1,029,500 119,463,180
QUALCOMM, Inc. ................... 11,931,849 2,376,585,684
Skyworks Solutions, Inc. ............... 1,712,295 182,496,401
Teradyne, Inc.
(a)
..................... 1,666,129 247,070,269
Texas Instruments, Inc. ................ 9,717,189 1,890,284,776
58,849,762,666
Software — 11.0%
Adobe, Inc.
(b)
....................... 4,781,367 2,656,240,623
ANSYS, Inc.
(b)
...................... 931,721 299,548,302
Autodesk, Inc.
(b)
..................... 2,282,966 564,919,937
Cadence Design Systems, Inc.
(b)
......... 2,904,371 893,820,175
Crowdstrike Holdings, Inc. , Class A
(a) (b)
..... 2,461,789 943,332,927
Fair Isaac Corp.
(a) (b)
.................. 263,780 392,678,735
Fortinet, Inc.
(a) (b)
..................... 6,767,067 407,851,128
Gen Digital, Inc. ..................... 5,880,678 146,899,337
Intuit, Inc. ......................... 2,988,154 1,963,844,690
Microsoft Corp. ..................... 79,321,618 35,452,797,165
Oracle Corp. ....................... 17,013,565 2,402,315,378
Palo Alto Networks, Inc.
(a) (b)
............. 3,448,252 1,168,991,911
PTC, Inc.
(a) (b)
....................... 1,277,929 232,161,361
Roper Technologies, Inc. ............... 1,142,493 643,977,604
Salesforce, Inc. ..................... 10,365,720 2,665,026,612
ServiceNow, Inc.
(b)
................... 2,187,872 1,721,133,266
Synopsys, Inc.
(a) (b)
................... 1,628,070 968,799,334
Tyler Technologies, Inc.
(a) (b)
............. 453,058 227,788,501
53,752,126,986
Specialized REITs — 0.9%
American Tower Corp. ................ 4,983,829 968,756,681
Crown Castle, Inc. ................... 4,637,537 453,087,365
Digital Realty Trust, Inc. ............... 3,463,243 526,586,098
Equinix, Inc. ....................... 1,012,807 766,289,776
Extra Space Storage, Inc. .............. 2,259,645 351,171,429
Iron Mountain, Inc. ................... 3,062,882 274,495,485
Public Storage ...................... 1,688,170 485,602,100
SBA Communications Corp. ............ 1,146,701 225,097,406
VICI Properties, Inc. .................. 11,133,440 318,861,722
Weyerhaeuser Co. ................... 7,785,186 221,021,431
4,590,969,493
Specialty Retail — 1.8%
AutoZone, Inc.
(b)
.................... 184,616 547,220,286
Bath & Body Works, Inc. ............... 2,387,057 93,214,576
Best Buy Co., Inc. ................... 2,055,104 173,224,716
CarMax, Inc.
(a) (b)
..................... 1,684,840 123,566,166
Home Depot, Inc. (The) ............... 10,576,862 3,640,978,975
Lowe's Cos., Inc. .................... 6,106,657 1,346,273,602
O'Reilly Automotive, Inc.
(a) (b)
............. 628,541 663,777,008
Ross Stores, Inc. .................... 3,578,657 520,050,435
TJX Cos., Inc. (The) .................. 12,086,696 1,330,745,230
Tractor Supply Co. ................... 1,150,580 310,656,600
Ulta Beauty, Inc.
(a) (b)
.................. 511,669 197,437,717
8,947,145,311
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ........................ 153,834,308 32,400,581,951
Hewlett Packard Enterprise Co. .......... 13,868,562 293,597,457
HP, Inc. .......................... 9,210,946 322,567,329
NetApp, Inc. ....................... 2,202,599 283,694,751
Seagate Technology Holdings plc ......... 2,084,202 215,235,541
Super Micro Computer, Inc.
(a) (b)
........... 537,239 440,186,775

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a) (b)
............... 3,484,799 $ 264,043,220
34,219,907,024
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a) (b)
.............. 273,896 265,117,633
Lululemon Athletica, Inc.
(a) (b)
............. 1,222,837 365,261,412
NIKE, Inc. , Class B .................. 12,929,392 974,488,275
Ralph Lauren Corp. , Class A ............ 416,598 72,929,646
Tapestry, Inc. ....................... 2,452,307 104,934,217
1,782,731,183
Tobacco — 0.5%
Altria Group, Inc. .................... 18,331,412 834,995,817
Philip Morris International, Inc. ........... 16,591,058 1,681,171,907
2,516,167,724
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 6,110,580 383,988,847
United Rentals, Inc. .................. 710,748 459,662,054
WW Grainger, Inc. ................... 466,689 421,065,484
1,264,716,385
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,079,267 268,558,126
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 5,502,959 969,511,317
Total Long-Term Investments — 99 .8%
(Cost: $ 414,328,756,385 ) ........................... 489,239,111,974
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 2,704,086,599 $ 2,705,168,234
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 882,952,244 882,952,244
Total Short-Term Securities — 0 .7%
(Cost: $ 3,586,618,634 ) ............................ 3,588,120,478
Total Investments — 100 .5%
(Cost: $ 417,915,375,019 ) ........................... 492,827,232,452
Liabilities in Excess of Other Assets — (0.5) % ............. (2,392,549,898)
Net Assets — 100.0% ...............................
$ 490,434,682,554
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,578,102,262 $ 1,127,178,280
(a)
$ — $ (67,254) $ (45,054) $ 2,705,168,234 2,704,086,599 $ 1,080,540
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 646,704,959 236,247,285
(a)
— — — 882,952,244 882,952,244 11,197,621 —
BlackRock, Inc. .......... 1,208,369,782 142,458,405 (111,396,089) 31,467,849 (97,192,422) 1,173,707,525 1,490,763 7,227,598 —
$ 31,400,595 $ (97,237,476) $ 4,761,828,003 $ 19,505,759 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,222 09/20/24 $ 1,165,589 $ 3,569,173

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 489,239,111,974 $ — $ — $ 489,239,111,974
Short-Term Securities
Money Market Funds ...................................... 3,588,120,478 — — 3,588,120,478
$ 492,827,232,452 $ — $ — $ 492,827,232,452
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,569,173 $ — $ — $ 3,569,173
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust